Inventories - Description of Detailed Information about Inventories Explanatory (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory [Abstract]
Heap leach ore	$ 470,894	$ 310,663
Stockpiled ore	52,890	27,701
Work-in-process	16,406	20,315
Finished goods	14,139	5,432
Supplies	58,044	49,135
Total inventories	612,373	413,246
Inventories	412,005	265,105
Non-current	$ 200,368	$ 148,141